Credit Risk - Disclosure of analysis of funds and eligible liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total equity excluding non-controlling interests per the balance sheet	£ 75,906	£ 74,880	£ 71,821
Less: other equity instruments (recognised as AT1 capital)	(13,266)	(13,263)	(12,075)
Adjustment to retained earnings for foreseeable ordinary share dividends	(600)	(1,086)	(786)
Adjustment to retained earnings for foreseeable repurchase of shares	(171)	(664)	0
Adjustment to retained earnings for foreseeable other equity coupons	(37)	(49)	(35)
Goodwill and intangible assets	(8,186)		(8,275)
Defined benefit pension fund assets	(2,997)		(3,263)
Total regulatory capital	124,961	127,161	123,298
Total RWAs	353,043	351,314	358,127
T1 capital
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total regulatory capital	62,811	62,057	60,634
CET1 capital
Disclosure of nature and extent of risks arising from financial instruments [line items]
Additional value adjustments (PVA)	(1,887)	(1,795)	(2,051)
Goodwill and intangible assets	(8,158)	(8,247)	(8,272)
Deferred tax assets that rely on future profitability excluding temporary differences	(1,303)	(1,408)	(1,451)
Fair value reserves related to gains or losses on cash flow hedges	1,210	2,378	2,930
Excess of expected losses over impairment	(331)	(306)	(403)
Gains or losses on liabilities at fair value resulting from own credit	456	799	981
Defined benefit pension fund assets	(2,177)	(2,326)	(2,367)
Direct and indirect holdings by an institution of own CET1 instruments	(5)	(4)	(1)
Adjustment under IFRS 9 transitional arrangements	0	0	138
Other regulatory adjustments	(92)	(115)	129
Total regulatory capital	49,545	48,794	48,558
AT1 capital
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total equity excluding non-controlling interests per the balance sheet	13,289	13,289	12,108
Other regulatory adjustments	(23)	(26)	(32)
Total regulatory capital	13,266	13,263	12,076
T2 capital
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total equity excluding non-controlling interests per the balance sheet	9,498	9,988	9,150
Qualifying T2 capital (including minority interests) issued by subsidiaries	76	337	367
Other regulatory adjustments	(81)	(43)	(33)
Total regulatory capital	72,304	72,339	70,118
Less : Ineligible T2 capital (including minority interests) issued by subsidiaries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total regulatory capital	(76)	(337)	(367)
Eligible liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total regulatory capital	£ 52,733	£ 55,159	£ 53,547